Goldman Sachs U.S. Large Cap Buffer 1 ETF Expense Example - Inst [Member] - Goldman Sachs U.S. Large Cap Buffer 1 ETF - Goldman Sachs U.S. Large Cap Buffer 1 ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	$ 662